Loans - Loan Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans [Abstract]
Loans	$ 4,038,825	$ 3,790,901
Allowance for Credit Losses	(59,379)	(54,658)	$ (52,435)	$ (47,252)
Loans outstanding, net	3,979,446	3,736,243
Commercial
Loans [Abstract]
Loans	1,937,364	1,679,731
Allowance for Credit Losses	(22,872)	(16,724)	(13,817)	(11,519)
Commercial | Commercial and industrial
Loans [Abstract]
Loans	1,001,329	810,145
Commercial | Commercial real estate
Loans [Abstract]
Loans	936,035	869,586
Mortgage
Loans [Abstract]
Loans	1,516,726	1,485,872
Allowance for Credit Losses	(22,317)	(21,386)	(21,633)	(19,221)
Mortgage | 1-4 family owner occupied - jumbo
Loans [Abstract]
Loans	875,551	859,236
Mortgage | 1-4 family owner occupied - non-jumbo
Loans [Abstract]
Loans	299,142	301,172
Mortgage | 1-4 family non-owner occupied
Loans [Abstract]
Loans	176,950	173,816
Mortgage | 1-4 family - 2nd lien
Loans [Abstract]
Loans	133,947	116,032
Mortgage | Resort lending
Loans [Abstract]
Loans	31,136	35,616
Installment
Loans [Abstract]
Loans	584,735	625,298
Allowance for Credit Losses	(3,040)	(4,126)	$ (4,290)	$ (3,749)
Installment | Boat lending
Loans [Abstract]
Loans	264,341	268,648
Installment | Recreational vehicle lending
Loans [Abstract]
Loans	224,537	251,852
Installment | Other
Loans [Abstract]
Loans	$ 95,857	$ 104,798